Other Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets at Fair Value Through Profit or Loss	12. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2023	2022
	£m	£m
Loans and advances to customers:
Loans to housing associations	8	4
Other loans	347	335
	355	339
Debt securities	168	16
Other debt instruments	49	69
Equity securities	30	10
	602	434
In 2023, Santander UK revalued a portfolio of unlisted equity securities held at fair value through profit or loss in Santander Equity Investments Limited (SEIL)
ahead of the sale of part of the portfolio, resulting in a gain of £46m.
For the Santander UK group, other financial assets at FVTPL comprised £317m (2022: £312m) of financial assets designated at FVTPL and £285m (2022:
£122m) of financial assets mandatorily held at FVTPL.
Loans and advances to customers principally represent other loans, being a portfolio of roll-up mortgages and deferred consideration. These are managed, and have their performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management. Since 2009, the Santander UK group’s policy has been not to designate similar new loans at FVTPL.
The net loss in the year attributable to changes in credit risk for loans and advances at FVTPL was £nil (2022: £1m, 2021: £nil). The cumulative net loss attributable to changes in credit risk for loans and advances at FVTPL at 31 December 2023 was £3m (2022: £3m, 2021: £2m).